SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Tables)	12 Months Ended
Dec. 31, 2014
Securities Sold under Agreements to Repurchase [Abstract]
Schedule of summary of information concerning securities sold under agreements to repurchase
	2014	2013
Average daily balance during the year	$18,974,688	$28,496,423
Average interest rate during the year	0.02%	0.04%
Maximum month-end balance during the year	$23,275,868	$30,962,993
Weighted average interest rate at year-end	0.02%	0.05%